INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS (Details 4) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Available-for-Sale Cost
Equity securities	¥ 285,771
Available-for-sale securities, Cost	285,771	¥ 283,612
Available-for-Sale Aggregate Fair Value
Equity securities	1,020,129
Total, available-for-sale securities	1,020,129	745,631
Held-to-Maturity Cost
Due within 1 year	82,737
Due after 1 year to 5 years	44,009
Held-to-maturity securities, Cost	126,746	108,481
Held-to-Maturity Aggregate Fair Value
Due within 1 year	82,781
Due after 1 year to 5 years	43,918
Held-to-maturity securities, Aggregate Fair Value	¥ 126,699	¥ 108,557